Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 3:-     BUSINESS COMBINATION

On March 18, 2021, the Company entered into the Merger Agreement with ITAC. The Merger was consummated on October 7, 2021. Pursuant to the Merger Agreement, Merger Sub, the Company’s wholly-owned subsidiary, was merged with and into ITAC, with ITAC continuing as a wholly-owned subsidiary of the Company under the name Autobot HoldCo, Inc.

Pursuant to the business combination agreement, the Company effected a recapitalization on October 7, 2021, as follows:

(a)     each warrant to purchase the Company’s Ordinary Shares or the Company’s redeemable convertible preferred shares was exercised in accordance with the terms of applicable warrants (other than the warrants which survived the Merger), (b) immediately following such exercise by the holders exercising the Company’s warrants, each outstanding redeemable convertible preferred share was converted into Ordinary Shares in accordance with the Company’s then existing articles and (c) the Company effected a recapitalization of the Ordinary Shares in the form of a 1:46.25783 stock split and, accordingly, par value of the Ordinary Shares was changed from NIS 0.01 to NIS 0.000216. The stock split was based on a valuation of the Ordinary Shares after the recapitalization of $525,000, with each Ordinary Share being valued at $10.00, and (d) with respect to outstanding options and warrants to purchase Ordinary Shares, the number of Ordinary Shares issuable upon exercise of such security will be multiplied by the foregoing conversion ratio, which reflects the stock split, and the exercise price of such security will be multiplied by the foregoing conversion ratio. Fractional shares were rounded to the closest integral number of Ordinary Shares, with a half-share being rounded to the next higher number of shares.

Pursuant to the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 Ordinary Shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants were public warrants and 3,112,080 warrants were private warrants.

Contemporaneously with the closing of the Merger, the PIPE Investors purchased 10,000,000 Ordinary Shares at a purchase price of $10.00 per share, for a total of $100,000 pursuant to the PIPE subscription agreements.

Upon the Merger, which followed the consummation of the recapitalization, Autobot MergerSub Inc. was merged with and into ITAC, which continues as a wholly-owned subsidiary of the Company, and in connection therewith, (a) each share of ITAC Common Stock issued and outstanding immediately prior to the Merger was cancelled, and the holders of ITAC securities received the right to receive an equal number of the Company’s Ordinary Shares, and (b) each ITAC warrant was exchanged for the right to receive the Company’s warrant to purchase the same number of the Company’s Ordinary Shares at the same exercise price during the same exercise period as the ITAC warrant being exchanged. The underwriter of ITAC’s initial public offering held an option to purchase ITAC common stock and warrants and the underwriter’s option were assumed by the Company.

Total gross proceeds resulted from the Business Combination were approximately $118,288 out of which total transaction costs amounted to approximately $16,707. The total gross proceeds include the $100,000 from the sale of 10,000,000 ordinary shares to PIPE investors at $10.00 per share.